Consolidated Statements of Cash Flows € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Cash flows from operating activities
Profit (loss) for the year	€ (9,006)	$ (9,374)	€ 625	€ 140
Adjustments for:
Financing expenses, net	19,247	20,035	3,034	2,466
Profit from settlement of derivatives contract	316	329
Impairment losses on assets of disposal groups classified as held-for-sale	405	422	2,565
Depreciation and amortization	15,935	16,588	16,473	16,092
Share-based payment transactions	112	117	121	127
Share of profits of equity accounted investees	(11,062)	(11,515)	(4,320)	(1,206)
Change in trade receivables and other receivables	(8,824)	(9,185)	(302)	724
Change in other assets	3,770	3,924	(681)	(209)
Change in receivables from concessions project	793	825	1,778	(521)
Change in trade payables	(31)	(32)	(45)	1,697
Change in other payables	4,455	4,637	(2,235)	3,807
Income tax expense (tax benefit)	(1,429)	(1,487)	(1,852)	2,103
Income taxes paid	623	649	(912)	(6,337)
Repayment of interest on loan from an equity accounted investee			1,501
Interest received	2,537	2,641	2,936	1,896
Interest paid	(9,873)	(10,277)	(10,082)	(9,459)
Total adjustment to reconcile profit and loss	16,974	17,671	7,979	11,180
Net cash provided by operating activities	7,968	8,297	8,604	11,320
Cash flows from investing activities:
Acquisition of fixed assets	(72,922)	(75,909)	(58,848)	(46,644)
Interest paid capitalized to fixed assets	(2,515)	(2,618)	(2,283)	(1,966)
Proceeds from sale of investments	9,267	9,647
Repayment of loan to an equity accounted investee			1,324	149
Loan to an equity accounted investee			(128)	(128)
Advances on account of investments	(163)	(170)	(421)	(774)
Proceeds from advances on account of investments in process	514	535	2,218
Proceeds from sales of (investment in) marketable securities			2,837	(1,062)
Investment in settlement of derivatives, net	(316)	(329)		(528)
Proceed from (investment in) restricted cash, net	689	717	840	(4,873)
Proceeds from (investment in) short term deposit	1,004	1,045	(1,092)	27,645
Net cash used in investing activities	(64,442)	(67,082)	(55,553)	(28,181)
Cash flows from financing activities:
Proceeds from exercise of options				36
Cost associated with long-term loans	(2,567)	(2,672)	(1,877)	(9,988)
Payment of principal of lease liabilities	(2,941)	(3,061)	(1,156)	(5,703)
Proceeds from long-term loans	19,482	20,280	32,157	215,170
Repayment of long-term loans	(11,776)	(12,258)	(12,736)	(153,751)
Repayment of Debentures	(35,845)	(37,313)	(17,763)	(19,764)
Repayment of SWAP instrument associated with long term loans				(3,290)
Proceed from settlement of derivatives, net				3,800
Proceeds from issuance of Debentures, net	74,159	77,197	55,808
Proceeds from issuance of warrants	2,449	2,549
Net cash provided by financing activities	42,961	44,722	54,433	26,510
Effect of exchange rate fluctuations on cash and cash equivalents	3,092	3,215	(2,387)	(4,420)
Increase (decrease) in cash and cash equivalents	(10,421)	(10,848)	5,097	5,229
Cash and cash equivalents at the beginning of year	51,127	53,221	46,458	41,229
Cash from disposal groups classified as held-for-sale	428	446	(428)
Cash and cash equivalents at the end of the year	€ 41,134	$ 42,819	€ 51,127	€ 46,458